Expense Example, No Redemption - Class C	Prospectus #1 Delaware Healthcare Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Healthcare Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Healthcare Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Healthcare Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Small Cap Growth Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Small Cap Growth Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Small Cap Growth Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Small Cap Growth Fund Expense Example, No Redemption, 10 Years	Prospectus #3 Delaware Smid Cap Growth Fund Expense Example, No Redemption, 1 Year	Prospectus #3 Delaware Smid Cap Growth Fund Expense Example, No Redemption, 3 Years	Prospectus #3 Delaware Smid Cap Growth Fund Expense Example, No Redemption, 5 Years	Prospectus #3 Delaware Smid Cap Growth Fund Expense Example, No Redemption, 10 Years
USD ($)	202	624	1,073	2,317	206	637	1,093	2,358	182	563	970	2,105